24. OTHER PROVISIONS	12 Months Ended
Dec. 31, 2017
Other provisions [abstract]
24. OTHER PROVISIONS

This caption is composed of the following:

	As of December 31, 2017	As of December 31, 2016
Concept	ThCh$	ThCh$
Provision for advertising expense (1)	14,716,286	17,653,462
Other provisions (2)	2,704,214	5,071,974
Total	17,420,500	22,725,436

1.	Corresponds to the estimates of amounts payable related to advertising and promotion activities. There is uncertainty on the amount of the cash disbursement related to such provisions, as they are linked to the actual information the customer should provide, intended to justify that such expenses were made.

Includes estimates of operating expenses and costs in which there is uncertainty of the amount, expecting the application most of such amount during the following period.

Movements in other provisions between January 1 and December 31, 2017, are detailed as follows:

	Provision for advertising expenses	Other provisions	Total
Movement in provisions	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2017	17,653,462	5,071,974	22,725,436
Provisions made	78,034,245	7,695,966	85,730,211
Provisions used	(80,971,421)	(10,063,726)	(91,035,147)
Closing balance as of December 31, 2017	14,716,286	2,704,214	17,420,500

Movements in other provisions between January 1 and December 31, 2016 are detailed as follows:

	Provision for advertising expenses	Other provisions	Total
Movement in provisions	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2016	21,975,491	5,993,819	27,969,310
Provisions made	91,556,851	29,507,110	121,063,961
Provisions used	(95,878,880)	(30,428,955)	(126,307,835)
Closing balance as of December 31, 2016	17,653,462	5,071,974	22,725,436